Trade Receivables and Other - Summary of Trade Receivables and Other (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Non-current trade receivables	€ 0		€ 0
Finance lease receivables	3		6
Other taxes	0		0
Unbilled tooling costs			28
Contract assets	36	€ 32
Prepaid expenses	1		5
Restricted cash			1
Other	8		8
Total Other receivables	48		48
Total Trade receivables and Other	48		48
Current trade receivables	526		306
Finance lease receivables	6		6
Current income tax receivables	53		58
Other taxes	41		30
Unbilled tooling costs	0		0
Contract assets	1	€ 1
Prepaid expenses	12		8
Restricted cash	0		0
Other	17		11
Total Other receivables	130		113
Total Trade receivables and Other	656		419
Gross value [member]
Disclosure of trade and other receivables [line items]
Non-current trade receivables	0		0
Current trade receivables	529		309
Impairment [member]
Disclosure of trade and other receivables [line items]
Non-current trade receivables	0		0
Current trade receivables	€ (3)		€ (3)